Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Line Items]
Schedule of Intangible Assets	The cost of License #2 IPR&D asset will be $2,023,097, which is the fair value of the consideration paid on initial recognition
	License #1	License #2 (IPR&D asset)	Total
Cost
Balance, December 31, 2023	$-	-	-
Additions	861,452	2,023,097	2,884,549
Balance, June 30, 2024	$861,452	2,023,097	2,884,549

Accumulated depreciation
Balance, December 31, 2023	$-	-	-
Additions	39,483	-	39,483
Balance, June 30, 2024	$39,483	-	39,483

Net Book value – June 30, 2024	$821,969	2,023,097	2,845,066

Intangible Assets [Member]
Intangible Assets [Line Items]
Schedule of the Black-Scholes Option Pricing Model	The following assumptions were used in the Black-Scholes option pricing model:
Initial recognition
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%